INCOME TAX	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
INCOME TAX [Text Block]

10. INCOME TAX

(a) Income tax expense (recovery)

	Years ended December 31,
	2021	2020
Current income tax:
Current expense	3,203	1,769
Deferred income tax:
Origination and reversal of temporary differences	31,129	(10,648)
Deferred tax adjustments related to prior periods	9	(217)
Deferred income tax expense (recovery)	31,138	(10,865)
Income tax expense (recovery)	34,341	(9,096)

(b)  Effective tax rate reconciliation

	Years ended December 31,
	2021	2020
Income tax at Canadian statutory rate of 36.5% (2020: 36.5%)	25,840	(11,922)
Permanent differences	13,110	4,189
Foreign tax rate differential	96	(3)
Unrecognized tax benefits	(4,714)	(1,143)
Deferred tax adjustments related to prior periods	9	(217)
Income tax expense (recovery)	34,341	(9,096)

(c) Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2021	2020
Property, plant and equipment	(190,768)	(154,587)
Other financial assets	6,156	5,714
Provisions	22,746	20,422
Tax loss carry forwards	91,680	89,391
Deferred tax liability	(70,186)	(39,060)

(d)  Unrecognized deferred tax assets and liabilities

	As at December 31,
	2021	2020
Deductible temporary differences:
Debt	56,921	58,643
Losses and tax pools	30,523	30,523
Other financial assets	13,879	12,304
Deferred tax asset:
Debt	7,655	7,873
Losses and tax pools	8,241	8,241
Other financial assets	1,873	1,672

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.

Losses and tax pools of $30,523 (2020: $30,523) relate to non-capital losses in Canada which expire between 2027 and 2039.